Eaton Vance

Large-Cap Value Fund

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 3.0%
Hexcel Corp.	356,663	$19,973,128
Huntington Ingalls Industries, Inc.	148,648	30,599,191

		$50,572,319

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	186,250	$17,773,837

		$17,773,837

Automobiles — 1.3%
General Motors Co.	365,862	$21,022,431

		$21,022,431

Banks — 7.9%
Bank of America Corp.	1,025,264	$39,667,464
JPMorgan Chase & Co.	78,231	11,909,105
KeyCorp	1,160,414	23,185,072
Truist Financial Corp.	603,003	35,167,135
Wells Fargo & Co.	572,929	22,384,336

		$132,313,112

Beverages — 2.7%
Constellation Brands, Inc., Class A	94,477	$21,540,756
PepsiCo, Inc.	171,458	24,252,734

		$45,793,490

Biotechnology — 2.0%
AbbVie, Inc.	124,310	$13,452,828
Neurocrine Biosciences, Inc.(1)	200,846	19,532,274

		$32,985,102

Building Products — 1.7%
Johnson Controls International PLC	478,026	$28,523,811

		$28,523,811

Capital Markets — 2.7%
Goldman Sachs Group, Inc. (The)	102,068	$33,376,236
Raymond James Financial, Inc.	91,514	11,215,956

		$44,592,192

Communications Equipment — 1.8%
Cisco Systems, Inc.	594,533	$30,743,301

		$30,743,301

Security	Shares	Value
Containers & Packaging — 1.0%
Packaging Corp. of America	124,992	$16,808,924

		$16,808,924

Diversified Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B(1)	211,272	$53,973,658

		$53,973,658

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	663,899	$38,605,727

		$38,605,727

Electric Utilities — 3.2%
Edison International	502,484	$29,445,563
NextEra Energy, Inc.	325,271	24,593,740

		$54,039,303

Electrical Equipment — 1.5%
Eaton Corp. PLC	181,347	$25,076,663

		$25,076,663

Entertainment — 2.9%
Walt Disney Co. (The)(1)	267,135	$49,291,750

		$49,291,750

Equity Real Estate Investment Trusts (REITs) — 4.3%
Cousins Properties, Inc.	383,078	$13,541,807
EastGroup Properties, Inc.	142,374	20,399,347
First Industrial Realty Trust, Inc.	207,136	9,484,757
Mid-America Apartment Communities, Inc.	200,580	28,955,729

		$72,381,640

Food & Staples Retailing — 2.0%
Walmart, Inc.	251,266	$34,129,461

		$34,129,461

Food Products — 3.4%
General Mills, Inc.	342,498	$21,001,977
Lamb Weston Holdings, Inc.	160,539	12,438,562
Mondelez International, Inc., Class A	393,965	23,058,772

		$56,499,311

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	162,214	$19,439,726
Medtronic PLC	371,378	43,870,883

		$63,310,609

Security	Shares	Value
Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	88,700	$33,002,609

		$33,002,609

Insurance — 7.5%
Allstate Corp. (The)	207,950	$23,893,455
American International Group, Inc.	562,603	25,997,885
Arch Capital Group, Ltd.(1)	683,126	26,211,545
MetLife, Inc.	237,262	14,423,157
Reinsurance Group of America, Inc.	163,692	20,633,376
Travelers Cos., Inc. (The)	90,510	13,612,704

		$124,772,122

Interactive Media & Services — 2.7%
Alphabet, Inc., Class A(1)	22,002	$45,379,565

		$45,379,565

IT Services — 5.4%
Cognizant Technology Solutions Corp., Class A	358,544	$28,009,458
Euronet Worldwide, Inc.(1)	141,310	19,543,173
Fidelity National Information Services, Inc.	298,725	42,003,722

		$89,556,353

Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	53,700	$24,507,606
Waters Corp.(1)	34,366	9,765,786

		$34,273,392

Machinery — 6.2%
Caterpillar, Inc.	134,259	$31,130,634
Ingersoll Rand, Inc.(1)	264,001	12,991,489
PACCAR, Inc.	193,189	17,951,122
Parker-Hannifin Corp.	43,537	13,732,876
Stanley Black & Decker, Inc.	142,655	28,483,924

		$104,290,045

Media — 1.0%
Fox Corp., Class A	459,967	$16,609,408

		$16,609,408

Metals & Mining — 1.4%
Steel Dynamics, Inc.	459,478	$23,323,103

		$23,323,103

Multi-Utilities — 2.7%
CMS Energy Corp.	316,243	$19,360,396
Sempra Energy	192,131	25,472,728

		$44,833,124

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	295,138	$30,927,511
EOG Resources, Inc.	331,929	24,074,810
EQT Corp.	483,541	8,984,192
Phillips 66	157,265	12,823,388
Valero Energy Corp.	184,850	13,235,260

		$90,045,161

Pharmaceuticals — 5.6%
Johnson & Johnson	353,129	$58,036,751
Royalty Pharma PLC, Class A(2)	241,847	10,549,366
Sanofi	251,935	24,912,380

		$93,498,497

Software — 0.9%
VMware, Inc., Class A(1)	103,349	$15,548,857

		$15,548,857

Specialty Retail — 2.7%
Best Buy Co., Inc.	192,139	$22,059,479
Home Depot, Inc. (The)	76,296	23,289,354

		$45,348,833

Technology Hardware, Storage & Peripherals — 0.3%
HP, Inc.	171,579	$5,447,633

		$5,447,633

Textiles, Apparel & Luxury Goods — 2.0%
Capri Holdings, Ltd.(1)	462,041	$23,564,091
PVH Corp.	90,682	9,585,087

		$33,149,178

Total Common Stocks (identified cost $1,271,987,791)		$1,667,514,521

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	3,018,781	$3,018,781

Total Short-Term Investments (identified cost $3,018,781)		$3,018,781

Total Investments — 99.8% (identified cost $1,275,006,572)		$1,670,533,302

Other Assets, Less Liabilities — 0.2%		$3,546,004

Net Assets — 100.0%		$1,674,079,306

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $10,443,849 and the total market value of the collateral received by the Fund was $10,693,863, comprised of U.S. government and/or agencies securities.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

The Fund did not have any open derivative instruments at March 31, 2021.

At March 31, 2021, the value of the Fund’s investment in affiliated funds was $3,018,781, which represents 0.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,269,487	$76,757,032	$(76,007,738)	$—	$—	$3,018,781	$1,276	3,018,781

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$149,886,450	$—		$—	$149,886,450
Consumer Discretionary	99,520,442	—		—	99,520,442
Consumer Staples	136,422,262	—		—	136,422,262
Energy	90,045,161	—		—	90,045,161
Financials	355,651,084	—		—	355,651,084
Health Care	232,157,829	24,912,380		—	257,070,209
Industrials	226,236,675	—		—	226,236,675
Information Technology	141,296,144	—		—	141,296,144
Materials	40,132,027	—		—	40,132,027
Real Estate	72,381,640	—		—	72,381,640
Utilities	98,872,427	—		—	98,872,427
Total Common Stocks	$1,642,602,141	$24,912,380	*	$—	$1,667,514,521
Short-Term Investments	$—	$3,018,781		$—	$3,018,781
Total Investments	$1,642,602,141	$27,931,161		$—	$1,670,533,302

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.